Label	Element	Value
Context Strategic Global Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Context Strategic Global Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Context Strategic Global Equity Fund (the “Fund”) seeks capital appreciation while also seeking to preserve capital in severely declining markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Derivative instruments (including futures contracts) and instruments with a maturity of one year or less at the time of acquisition are excluded from the calculation of the portfolio turnover rate. If these instruments were included in the calculation, the Fund would generally have a high portfolio turnover rate (typically greater than X% (see “Active Trading Risk”)).

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts expected to be incurred for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap for the time period described above. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is designed to deliver exposure to global developed equity markets and strives to mitigate risk and preserve capital in severely declining markets. During normal conditions, the Fund is designed to deliver developed global equity market exposure. During severe market declines, the Fund strives to deliver returns higher than the developed global equity market indices with minimal negative impact on performance during normal market conditions.

The Fund pursues its objective by investing, under normal conditions, at least 80% of its net assets (plus borrowings for investment purposes) in securities that provide exposure to developed equity markets. The Fund will maintain these exposures by investing in a broad and diverse group of global stock indices in developed markets generally through the use of stock index futures. Should the futures market or securities environment change materially, the Fund may utilize options, swaps, equities or other instruments to try to obtain the desired exposure. The Fund will invest, under normal conditions, in at least three countries (one of which may be the U.S.) with at least 40% of its net assets invested in countries other than the U.S. For a portion of its investments, the Fund will also seek to reduce the volatility of its net asset value, by investing in “long” positions in volatility instruments, such as volatility futures on various equity indices (for example, the S&P 500 Index, or the Euro Stoxx Index). During market declines, volatility instruments often move in the opposite direction of equity markets, and can act as a useful tool to help offset losses in equity markets. The Fund has no market capitalization constraints. A significant portion of the Fund’s assets may be held in cash or cash equivalents including, but not limited to, money market instruments.

In seeking to achieve the Fund’s investment objective, Granite Peak Asset Management, LLC (the “Subadviser”) employs a systematic investment strategy using a consistent process that is designed to both (a) tilt the Fund’s equity exposure towards less expensive markets and away from more expensive markets, and (b) continuously scale the offsetting volatility exposures up and down in response to observed changes in the volatility environment.

The Subadviser is responsible for the day-to-day management of the Fund’s investment portfolio, subject to the general oversight of Context III.

The Subadviser’s investment strategies include but are not limited to:

●	Permanent Protection: The Subadvisor intends to maintain a small, permanent long position in one or more available volatility futures contracts which, due to their negative correlation with the S&P 500 index and other market indexes, are expected to provide a degree of protection in the event of a sudden one-day adverse move. This position will not fully protect the portfolio from loss, but is expected to provide some degree of offset. The cost of maintaining this position is expected to be minimal.

●	Global Equity: The Subadvisor intends to invest most of the portfolio in a basket of index futures to create a balanced exposure to the world’s developed markets. In considering allocation among various markets, the Subadvisor will consider, among other factors, each market’s capitalization, volatility, valuation, and return potential. While the broad diversification is expected to reduce overall risk relative to any one market, world markets tend to be correlated, especially in times of crisis, which has the effect of limiting the benefit of diversification.

●	Tactical Volatility Positioning – The Subadvisor will tactically invest in one or more volatility futures contracts, or other volatility instruments, in order to augment the hedge provided by the Permanent Protection position. This tactical allocation will be based upon proprietary research and modelling work of the Subadvisor, and is intended to increase the hedge levels in the portfolio both before and as volatility levels rise. The purpose of this strategy is to obtain as much portfolio protection as possible while substantially reducing the very high expected cost of maintaining permanent protection for the full portfolio.

The Subadviser periodically evaluates its investment strategies and investment opportunities and may implement additional strategies at its discretion. When evaluating investment opportunities, the Subadviser considers various factors, including broad economic and market factors, technical data specific to individual instruments and its own proprietary research and analysis. The Subadviser considers each prospective investment’s relative return potential in view of its expected relative risk, including potential volatility (the variability of returns from one period to the next) and drawdown risk (the risk of significant loss, measured from peak value) among other risks. The goal of this process is to identify a combination of investments and strategies with the potential to achieve the Fund’s investment objective.

Because the Subadviser invests based on its assessment of market conditions, the Fund may at times be more focused in particular instruments, asset classes and/or geographic regions. The Fund may invest in both U.S. and non-U.S. issuers within developed equity markets. The Fund may invest in securities of issuers with any market capitalization, industry or market sector.

It is expected that a significant portion of the Fund’s investment strategies will involve the use of derivative instruments, such as futures on stock indices, to obtain the desired risk exposure consistent with the underlying investment strategies. The derivative instruments that the Fund may invest in also include: swaps; options; forward contracts; and options on futures contracts. The Fund may use derivatives to manage the Fund’s exposure to global developed equity markets; in an attempt to hedge the Fund’s portfolio; as a substitute for purchasing or selling securities; or to seek to increase the Fund’s return as a non-hedging strategy that may be considered speculative. The Fund may also use derivatives to increase its economic exposure to a particular security, currency or index. The Fund may incur leverage either by engaging in conventional borrowing or by using certain derivative instruments and short-sale transactions. The Fund will maintain segregated collateral positions to the extent required to comply with applicable laws and regulations related to debt or obligations incurred by the Fund. A significant portion of the assets of the Fund may be invested in money market instruments, including cash and cash equivalents or other high grade securities, a significant portion of which may be used to serve as collateral with respect to such derivative instruments. Such high grade securities include, but are not limited to, U.S. government securities, U.S. government agency securities, short-term fixed-income securities, and overnight or fixed term repurchase agreements.

The equity securities that the Fund may invest in include common stocks, preferred stocks, stock warrants and rights, convertible securities and equity index products. Pooled investment vehicles in which the Fund may invest include exchange-traded funds (“ETFs”) and other investment companies.

The Fund actively trades portfolio investments, which may lead to higher transaction costs.

The Fund is “non-diversified” for the purposes of the Investment Company Act of 1940 (“1940 Act”) as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

In addition to investing in securities denominated in non-U.S. currencies, the Fund may hold non-U.S. currencies and purchase and sell forward currency exchange contracts in non-U.S. currencies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

In seeking to achieve the Fund’s investment objective, Granite Peak Asset Management, LLC (the “Subadviser”) employs a systematic investment strategy using a consistent process that is designed to both (a) tilt the Fund’s equity exposure towards less expensive markets and away from more expensive markets, and (b) continuously scale the offsetting volatility exposures up and down in response to observed changes in the volatility environment.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

●	Active Trading Risk. A higher portfolio turnover due to active and frequent trading will result in higher transactional and brokerage costs that may affect the Fund’s performance. In addition, active trading of portfolio investments may lead to higher taxes if Fund shares are held in a taxable account.

●	Arbitrage or Fundamental Risk. Employing arbitrage and alternative strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

●	Counterparty Risk. The Fund may enter into various types of derivative contracts. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

●	Credit Risk. If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of the Fund’s investments may decline.

●	Currency and Forward Currency Contracts Risk. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the Fund’s share price. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that foreign currency loses value because it is worth fewer U.S. dollars. Currency markets generally are not as regulated as securities markets. Investments in forward currency contracts could minimize the risk of loss due to a decline in the value of the hedged currency, but may also limit any potential gain from an increase in the value of the currency.

●	Derivatives Risk. The Fund may use derivatives (including futures, options, swap agreements and forward contracts) to provide exposure to global developed equity markets, to enhance returns or hedge against market declines. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets of the Fund, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying assets in the Fund’s portfolio. Certain derivatives may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Use of derivatives may result in a loss to the Fund substantially greater than the amount invested in the derivative. See “Leveraging Risk” below.

○	Counterparty Risk. The Fund may enter into financial instruments or transactions with a counterparty. A counterparty may become bankrupt or otherwise fail to perform its obligations due to financial difficulties, jeopardizing the value of the Fund’s investment.

○	Forward Contracts Risk. Because forward contracts are not traded on an exchange, and therefore no clearinghouse or exchange stands ready to meet the obligation of the contracts, the Fund may be exposed to the risk that its counterparties may not perform their obligations. Forward contracts are also not regulated by the Commodity Futures Trading Commission (“CFTC”) and therefore the Fund will not receive any benefit of CFTC regulation when trading forward contracts.

○	Futures Risk. The Fund’s use of futures contracts (and related options) may expose the Fund to leverage and tracking risks because a small investment in futures contracts may produce large losses and futures contracts may not be perfect substitutes for their reference securities. Volatility futures contracts are unlike traditional futures contracts because they are not based on a tradable reference asset and the settlement price of a volatility futures contract is based on the calculation that determines the level of the volatility index. As a result, the behavior of a volatility futures contract may be different from traditional futures contracts whose settlement price is based on a specific tradable asset. In addition, as the volatility levels in the relevant market increase or decrease, there will likely be a corresponding increase or decrease in the value of volatility futures contracts.

○	Options Risk. The price of an option, which is a function of interest rates, volatility, dividends, the exercise price, stock price and other market factors, may change rapidly over time. Price valuations or market movements may not justify purchasing put options on individual securities, stock indexes and exchange-traded funds (“ETFs”), or, if purchased, the options may expire unexercised, causing the Fund to lose the premium paid for the options. There may be an imperfect correlation between the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective. Over-the-counter options expose the Fund to counterparty risk.

○	Swap Agreements Risk. Swap agreements involve counterparty risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement. Certain swap agreements, including total return swaps, often have terms of greater than seven days and may be considered illiquid. The Fund may enter into credit default swap agreements or credit default index swap agreements as a “buyer” or “seller” of credit protection. Credit default swap agreements involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

●	Equity Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Preferred stocks are subject to the risk that the dividend on the stock may be changed or omitted by the issuer, and that participation in the growth of an issuer may be limited.

●	Exchange-Traded Funds Risk. When the Fund invests in ETFs, it will bear additional expenses based on its pro rata share of the other investment company’s or ETF’s operating expenses, including the potential duplication of management fees. The risk of owning an ETF generally reflects the risks of owning the underlying investments the ETF holds. The Fund also will incur brokerage costs when it purchases and sells ETFs.

●	Exchange-Traded Note Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying securities markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced index. In addition, the notes issued by ETNs and held by a fund are unsecured debt of the issuer.

●	Fixed-Income Securities Risk. Risk factors include call risk (the issuer may repay the security before maturity), credit risk (the debtor may default), liquidity risk (making it more difficult to sell the security) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

○	Event Risk. Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers or similar events financed by increased debt.

●	Foreign Markets Securities Risk. The risk of investments in foreign companies involves certain risks not generally associated with investments in the securities of U.S. companies including, for example, changes in currency exchange rates, unstable political, social and economic conditions and a lack of adequate or accurate company information. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position.

●	Government Sponsored Entities Risk. The Fund invests in securities issued or guaranteed by government-sponsored entities. However, these securities may not be guaranteed or insured by the U.S. Government and may only be supported by the credit of the issuing agency.

●	Hedging Risk. Hedging is a strategy in which the Fund uses a derivative to offset the risks associated with other Fund holdings. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be either available or cost effective. The Fund is not required to use hedging and may choose not to do so.

●	Illiquidity Risk. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. In addition, market conditions may cause the Fund to experience temporary mark-to-market losses, especially in less liquid positions, even in the absence of any selling of investments by the Fund.

●	Index Risk. If a security or derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index.

●	Interest Rate Risk. Fixed-income securities are subject to the risk that the securities could lose value because of interest rate changes. Typically, a rise in interest rates causes a decline in the value of fixed-income securities or derivatives owned by the Fund. Although in recent periods, governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve recently raised short-term interest rates slightly. It is possible that governmental action will be less effective in maintaining low interest rates or action will be taken to raise short-term interest rates further. In general, the market price of fixed-income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter term securities. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, potentially negatively impacting the Fund’s performance and disrupting portfolio management by increased shareholder redemptions.

●	Leveraging Risk. The Fund may incur leverage by borrowing directly or by making investments in reverse repurchase agreements. The Fund may also enter into derivatives such as futures contracts, forwards, options and swaps. These derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through any of these activities, the Fund has the risk of capital losses that exceed the net assets of the Fund. Employing leverage will cause the net asset value of the Fund to be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

●	Limited History of Operations Risk. The Fund has a limited history of operation. In addition, the Adviser and Subadviser have not previously managed a mutual fund.

●	Management Risk. If the Fund’s Adviser and Subadviser make poor investment decisions, it will negatively affect the Fund’s investment performance.

●	Market Risk. Market risk is the risk that the markets on which the Fund’s investments trade will increase or decrease in value. Prices may fluctuate widely over short or extended periods in response to company, market or economic information. Markets also tend to move in cycles, with periods of rising and falling prices. If there is a general decline in the securities and other markets, your investment in the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

●	New Fund Risk. The Fund recently commenced investment operations and has a limited performance history. In addition, there can be no assurance that the Fund will grow to or maintain an economically viable size.

●	Non-Diversification Risk. A non-diversified fund’s greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

●	Other Investment Companies Risk. When the Fund invests in other investment companies, it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the potential duplication of management fees.

●	Regulatory Risk. New rules, regulations and/or emergency orders may be adopted by the Federal government that may place limits on the Fund’s ability to fully implement its stated investment strategies. Depending on the nature and extent of the regulatory action, the Fund might be required to significantly alter its investment strategies.

●	Small and Medium Capitalization Companies Risk. Investing in securities of small and medium capitalization companies may involve greater volatility than investing in larger and more established companies because small and medium capitalization companies can be subject to more abrupt or erratic security price changes than larger, more established companies.

●	Statistical Models. The Fund relies on quantitative statistical models (both proprietary models developed by the Subadviser and those supplied by third parties) and information and data supplied by third parties (“Models and Data”). When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks. Similarly, any hedging based on faulty Models and Data may prove to be unsuccessful. Some of the models used by the Subadviser for the Fund are predictive in nature. The use of predictive models has inherent risks. Because predictive models are usually constructed based on historical data supplied by third parties, the success of relying on such models may depend heavily on the accuracy and reliability of the supplied historical data.

●	Taxation Risk. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. To do so the Fund must, among other things, derive at least 90% of its gross income each taxable year from qualifying income, which is described in more detail in the Fund’s Statement of Additional Information (“SAI”). Income from instruments in which the Fund will invest (including but not limited to gains from options, futures and forward contracts) is considered qualifying income. Changes in classification of income from certain instruments could affect the Fund’s ability to achieve its investment objective and could negatively impact performance. Changes in the tax laws of the United States could result in the inability of the Fund to operate as described in this prospectus and could negatively affect the Fund and its shareholders.

●	U.S. Treasury and Agency Security Risk. The Fund’s investments in securities issued or guaranteed by the U.S. Treasury or U.S. agencies and instrumentalities may be backed only by the credit of the agency or instrumentality and not by the full faith and credit of the United States. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities.

●	Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value over short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time. The Fund’s use of futures contracts and certain other derivatives for the purpose of increasing the Fund’s long exposure creates leverage, which can magnify the Fund’s potential for gain or loss and therefore amplify the effect of market volatility on the Fund’s share price. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money on your investment in the Fund, and the Fund could underperform other investments.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk. A non-diversified fund’s greater investment in a single issuer makes the Fund more susceptible to financial, economic or market events impacting such issuer. A decline in the value of or default by a single security in the non-diversified fund’s portfolio may have a greater negative effect than a similar decline or default by a single security in a diversified portfolio.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

No performance information is presented for the Fund at this time, as the Fund has not yet commenced operations. In the future, performance information will be presented in this section of the prospectus. This information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. The Fund intends to compare its performance to the MSCI World (USD) Index.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	No performance information is presented for the Fund at this time, as the Fund has not yet commenced operations.
Context Strategic Global Equity Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	rr_ExchangeFeeOverRedemption	2.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	2.95%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.89%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.60%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.29%
1 Year	rr_ExpenseExampleYear01	$ 232
3 Years	rr_ExpenseExampleYear03	$ 1,238
Context Strategic Global Equity Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumCumulativeSalesChargeOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed within 90 days of purchase, if applicable)	rr_ExchangeFeeOverRedemption	2.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.59%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.95%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.64%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.60%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.04%
1 Year	rr_ExpenseExampleYear01	$ 207
3 Years	rr_ExpenseExampleYear03	$ 1,166

[1]	"Other Expenses" are based on estimated amounts expected to be incurred for the current fiscal year.
[2]	Context Advisers III, LLC ("Context III" or the "Adviser") has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expense on short sales, acquired fund fees and expenses, proxy expenses and extraordinary expenses (as determined in the sole discretion of the Adviser)) of Investor Shares and Institutional Shares to 2.19% and 1.94%, respectively, through April 30, 2018 (the "Expense Cap"). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment (1) is made within three years of the fee waiver or expense reimbursement (2) is approved by the Board and (3) does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund to exceed the Expense Cap in place at the time the fees were waived or reimbursed.